Business Acquisition and Unaudited Pro Forma Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011	Sep. 30, 2012 Diamond Bar [Member]	Sep. 30, 2011 Diamond Bar [Member]	Dec. 31, 2011 Diamond Bar [Member]	Sep. 30, 2012 Diamond Bar [Member]	Sep. 30, 2011 Diamond Bar [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price					$ 450,000		$ 450,000			$ 450,000
Net Income (Loss) Attributable to Parent	1,243,893	1,681,589	3,647,515	3,266,657	5,365,165	4,203,009		5,870,045		589,656	12,451,742
Revenue, Net	$ 19,204,877	$ 11,187,474	$ 46,351,192	$ 26,079,694	$ 43,162,026	$ 28,818,982			$ 892,302	$ 6,217,196		$ 1,230,494